RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management

	Years ended December 31
	2022	2021
Salaries and short term incentives paid	$3,871	$1,580
Directors’ fees	291	183
Share based payments	1,987	1,750
	$6,149	$3,513